OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	£ 2,666
End Balance	3,322	£ 2,666
Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	7,515	6,033
Acquisition of businesses		702
Additions	1,020	804
Disposals		(24)
End Balance	8,313	7,515
Transfers in	324
Disposals and write-offs	(67)
Disposal of business	(479)
Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	4,849	4,513
Charge for the year	500	353
Disposals		(17)
End Balance	4,991	4,849
Transfers in	117
Disposals and write-offs	(49)
Disposal of business	(426)
Brand names [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	403
End Balance	380	403
Brand names [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	596	596
End Balance	584	596
Disposal of business	(12)
Brand names [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	193	171
Charge for the year	23	22
End Balance	204	193
Disposal of business	(12)
Core Deposit Intangible [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,770	2,770
End Balance	2,770	2,770
Core Deposit Intangible [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,770	2,757
Charge for the year		13
End Balance	2,770	2,770
Purchased Credit Card Relationships [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	662
End Balance	591	662
Purchased Credit Card Relationships [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,017	315
Acquisition of businesses		702
End Balance	1,002	1,017
Disposals and write-offs	(15)
Purchased Credit Card Relationships [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	355	311
Charge for the year	71	44
End Balance	411	355
Disposals and write-offs	(15)
Customer-related intangible assets [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	19
End Balance		19
Customer-related intangible assets [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	471	471
End Balance	50	471
Disposal of business	(421)
Customer-related intangible assets [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	452	433
Charge for the year	12	19
End Balance	50	452
Disposal of business	(414)
Computer software [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,582
End Balance	2,351	1,582
Computer software [member] | The Bank [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,415
End Balance	2,062	1,415
Computer software [member] | Cost [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,661	1,881
Additions	1,020	804
Disposals		(24)
End Balance	3,907	2,661
Transfers in	324
Disposals and write-offs	(52)
Disposal of business	(46)
Computer software [member] | Cost [member] | The Bank [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,331	1,583
Additions	977	749
Disposals		(1)
End Balance	3,306	2,331
Disposals and write-offs	(2)
Computer software [member] | Accumulated amortisation [member] | The Group [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,079	841
Charge for the year	394	255
Disposals		(17)
End Balance	1,556	1,079
Transfers in	117
Disposals and write-offs	(34)
Computer software [member] | Accumulated amortisation [member] | The Bank [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	916	690
Charge for the year	328	226
End Balance	£ 1,244	£ 916